Restatement of Previously Issued Audited and Unaudited Financial Statements	12 Months Ended
Dec. 31, 2020
Restatement [Abstract]
Restatement of Previously Issued Audited and Unaudited Financial Statements
Note 9—Restatement of Previously Issued Audited and Unaudited Financial Statements
In May 2021, the Audit Committee of the Company’s board of directors, after considering the recommendations of management, concluded that, because of a misapplication of the accounting guidance related to its Warrants, the Company’s previously issued financial statements for the periods beginning April 9, 2019 (inception) through December 31, 2020 (collectively, the “Affected Periods”) should no longer be relied upon. As such, the Company is restating its financial statements for the Affected Periods.

On April 12, 2021, the Staff of the SEC issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “Staff Statement”). In the Staff Statement, the Staff of the SEC expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since issuance on July 22, 2019, the Company’s Warrants were accounted for as equity within the Company’s previously reported balance sheets. Accordingly, the statements of operations did not include any subsequent noncash changes in estimated fair value of the Warrants. The views expressed in the Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement. In light of the Staff Statement, the Company reassessed its accounting for the Warrants. Based on this reassessment, and after discussion and evaluation with the Company’s independent registered public accounting firm and the Audit Committee, management concluded that the Warrants should be presented as liabilities with subsequent fair value remeasurement.
The warrant agreement governing the Warrants includes a provision (the “Replacement of Securities Upon Reorganization”), the application of which could result in a different settlement value for the Warrants depending on their holder. Because the holder of an instrument is not an input into the pricing of a fixed-for-fixed
option on the Company’s ordinary shares, the Private Placement Warrants which contain this term could not be considered “indexed to the Company’s own stock.” In addition, the provision provides that in the event of a tender or exchange offer accepted by holders of more than 50% of the outstanding shares of the Company’s ordinary shares, all holders of the Warrants (both the Public Warrants and the Private Placement Warrants) would be entitled to receive cash for their Warrants. In other words, in the event of a qualifying cash tender offer (which could be outside of the Company’s control), all Warrant holders would be entitled to cash, while only certain of the holders of the Company’s ordinary shares would be entitled to cash. These provisions preclude the Company from classifying the Warrants in stockholders’ equity. As a result of these provisions, the Company has restated its financial statements to reflect the Company’s Warrants as a derivative liability with changes in fair value recorded in the current period earnings. In addition, a portion of offering costs were allocated to the Warrants and recognized in expense. The material terms of the Warrants are more fully described in Note 6.
The following presents a reconciliation of the balance sheets, statements of operations and cash flows for the Affected Periods. The restatement had no impact on net cash flows from operating, investing or financing activities.
December 31, 2020 balance sheet:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$205,633,422	$—	$205,633,422

Liabilities and Shareholders’ Equity
Total current liabilities	$4,896,647	$—	$4,896,647
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	47,571,334	47,571,334

Total liabilities	12,090,397	47,571,334	59,661,731
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	188,543,020	(47,571,330)	140,971,690
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	127	477	604
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	6,901,127	33,369,400	40,270,527
Accumulated deficit	(1,901,752)	(33,369,881)	(35,271,633)

Total shareholders’ equity	5,000,005	(4)	5,000,001

Total liabilities and shareholders’ equity	$205,633,422	$—	$205,633,422

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	18,854,302	(4,757,133)	14,097,169

Ordinary shares—shares issued and outstanding	1,270,698	4,757,133	6,027,831

Year ended December 31, 2020 statement of operations:

	Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$4,791,727	$—	$4,791,727

Loss from operations	(4,791,727)	—	(4,791,727)
Change in fair value of warrant liability	—	(37,221,917)	(37,221,917)
Gain on investments (net), dividends and interest, held in Trust Account	1,742,713	—	1,742,713

Net loss	$(3,049,014)	$(37,221,917)	$(40,270,931)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.07	$—	$0.07

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.89)	$—	$(8.29)

Year ended December 31, 2020 statement of cash flows:

	Year Ended December 31, 2020
	As Previously Reported	Restatement Adjustment		As Restated
Net loss	$(3,049,014)		$(37,221,917)	$(40,270,931)
Adjustments to reconcile net loss to net cash used in operating activities	(1,742,713)		37,221,917	35,479,204
Net cash used in operating activities	(777,074)		—	(777,074)
Net cash provided by investing activities	325,000		—	325,000
Net cash provided by (used in) financing activities	—		—	—

Net change in cash	$(452,074)	$		$(452,074)

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$(3,049,010)		$(37,221,920)	$(40,270,930)

September 30, 2020 balance sheet:

	As of September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$205,813,988	$—	$205,813,988

Liabilities and Shareholders’ Equity
Total current liabilities	$3,037,725	$—	$3,037,725
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	31,902,349	31,902,349

Total liabilities	10,231,475	31,902,349	42,133,824
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	190,582,510	(31,902,350)	158,680,160
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	107	320	427
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	4,861,657	17,700,577	22,562,234
Accumulated deficit	137,736	(17,700,896)	(17,563,160)

Total shareholders’ equity	5,000,003	1	5,000,004

Total liabilities and shareholders’ equity	$205,813,988	$—	$205,813,988

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,058,251	(3,190,235)	15,868,016

Ordinary shares - shares issued and outstanding	1,066,749	3,190,235	4,256,984

Three months ended September 30, 2020 statement of operations:

	Three Months Ended September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$2,338,004	$—	$2,338,004

Loss from operations	(2,338,004)	—	(2,338,004)
Change in fair value of warrant liability	—	(17,522,107)	(17,522,107)
Gain on investments (net), dividends and interest, held in Trust Account	81,232	—	81,232

Net loss	$(2,256,772)	$(17,522,107)	$(19,778,879)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$—	$—	$—

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.46)	$—	$(3.95)

Nine months ended September 30, 2020 statement of operations:

	Nine Months Ended September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$2,708,421	$—	$2,708,421

Loss from operations	(2,708,421)	—	(2,708,421)
Change in fair value of warrant liability	—	(21,552,932)	(21,552,932)
Gain on investments (net), dividends and interest, held in Trust Account	1,698,895	—	1,698,895

Net loss	$(1,009,526)	$(21,552,932)	$(22,562,458)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.08	$—	$0.08

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.54)	$—	$(4.82)

Nine months ended September 30, 2020 statement of cash flows:

	Nine Months Ended September 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Net loss	$(1,009,526)	$(21,552,932)	$(22,562,458)
Adjustments to reconcile loss to net cash used in operating activities	(1,698,895)	21,552,932	19,854,037
Net cash used in operating activities	(577,740)	—	(577,740)
Net cash provided by investing activities	325,000	—	325,000
Net cash provided by (used in) financing activities	—	—	—

Net change in cash	$(252,740)	$—	$(252,740)

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$(1,009,520)	$(21,552,940)	$(22,562,460)

June 30, 2020 balance sheet:

	As of June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$206,200,737	$—	$206,200,737

Liabilities and Shareholders’ Equity
Total current liabilities	$1,167,702	$—	$1,167,702
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	14,380,242	14,380,242

Total liabilities	8,361,452	14,380,242	22,741,694
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	192,839,280	(14,380,240)	178,459,040
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	84	145	229
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	2,604,910	178,642	2,783,552
Retained earnings	2,394,508	(178,789)	2,215,719

Total shareholders’ equity	5,000,005	(2)	5,000,003

Total liabilities and shareholders’ equity	$206,200,737	$—	$206,200,737

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,283,928	(1,438,024)	17,845,904

Ordinary shares - shares issued and outstanding	841,072	1,438,024	2,279,096

Three months ended June 30, 2020 statement of operations:

	Three Months Ended June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$123,634	$—	$123,634

Loss from operations	(123,634)	—	(123,634)
Change in fair value of warrant liability	—	(3,050,354)	(3,050,354)
Gain on investments (net), dividends and interest, held in Trust Account	36,858	—	36,858

Net loss	$(86,776)	$(3,050,354)	$(3,137,130)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.00	$—	$0.00

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.02)	$—	$(0.63)

Six months ended June 30, 2020 statement of operations:

	Six Months Ended June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$370,417	$—	$370,417

Loss from operations	(370,417)	—	(370,417)
Change in fair value of warrant liability	—	(4,030,825)	(4,030,825)
Gain on investments (net), dividends and interest, held in Trust Account	1,617,663	—	1,617,663

Net income (loss)	$1,247,246	$(4,030,825)	$(2,783,579)

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.08	$—	$0.08

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.07)	$—	$(0.87)

Six months ended June 30, 2020 statement of cash flows:

	Six Months Ended June 30, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated

Net income (loss)	$1,247,246	$(4,030,825)	$(2,783,579)
Adjustments to reconcile net income (loss) to net cash used in operating activities	(1,617,663)	4,030,825	2,413,162
Net cash used in operating activities	(124,809)	—	(124,809)
Net cash provided by (used in) investing activities	—	—	—
Net cash provided by (used in) financing activities	—	—	—

Net change in cash	$(124,809)	$—	$(124,809)

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$1,247,250	(4,030,830)	(2,783,580)

March 31, 2020 balance sheet:

	As of March 31, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$206,287,199	$—	$206,287,199

Liabilities and Shareholders’ Equity
Total current liabilities	$1,167,388	$—	$1,167,388
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	11,329,888	11,329,888

Total liabilities	8,361,138	11,329,888	19,691,026
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	192,926,060	(11,329,890)	181,596,170
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	83	114	197
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	2,518,131	(2,871,677)	(353,546)
Retained earnings	2,481,284	2,871,565	5,352,849

Total shareholders’ equity	5,000,001	2	5,000,003

Total liabilities and shareholders’ equity	$206,287,199	$—	$206,287,199

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of March 31, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,292,606	(1,132,989)	18,159,617

Ordinary shares - shares issued and outstanding	832,394	1,132,989	1,965,383

Three months ended March 31, 2020 statement of operations:

	Three Months Ended March 31, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$246,783	$—	$246,783

Loss from operations	(246,783)	—	(246,783)
Change in fair value of warrant liability	—	(980,471)	(980,471)
Gain on investments (net), dividends and interest, held in Trust Account	1,580,805	—	1,580,805

Net income	$1,334,022	$(980,471)	$353,551

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.08	$—	$0.08

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.05)	$—	$(0.24)

Three months ended March 31, 2020 statement of cash flows:

	Three Months Ended March 31, 2020 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated

Net income	$1,334,022	$(980,471)	$353,551
Adjustments to reconcile net income to net cash used in operating activities	(1,580,805)	980,471	(600,334)
Net cash used in operating activities	(28,639)	—	(28,639)
Net cash provided by (used in) investing activities	—	—	—
Net cash provided by (used in) financing activities	—	—	—

Net change in cash	$(28,639)	$—	$(28,639)

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$1,334,030	$(980,480)	$353,550
December 31, 2019 balance sheet:

	As of December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$204,765,183	$—	$204,765,183

Liabilities and Shareholders’ Equity
Total current liabilities	$979,394	$—	$979,394
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	10,349,417	10,349,417

Total liabilities	8,173,144	10,349,417	18,522,561
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	191,592,030	(10,349,410)	181,242,620
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	97	104	201
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	3,852,147	(3,852,147)	—
Retained earnings	1,147,262	3,852,036	4,999,298

Total shareholders’ equity	5,000,009	(7)	5,000,002

Total liabilities and shareholders’ equity	$204,765,183	$—	$204,765,183

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,159,203	(1,034,941)	18,124,262

Ordinary shares - shares issued and outstanding	965,797	1,034,941	2,000,738

Period from April 9, 2019 (inception) to December 31, 2019 statement of operations:

	Period from April 9, 2019 (inception) to December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$710,080	$600,675	$1,310,755

Loss from operations	(710,080)	(600,675)	(1,310,755)
Change in fair value of warrant liability	—	5,503,291	5,503,291
Gain on investments (net), dividends and interest, held in Trust Account	1,857,342	—	1,857,342

Net income	$1,147,262	$4,902,616	$6,049,878

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.08	$—	$0.08

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.08)	$—	$0.90

Period from April 9, 2019 (inception) to December 31, 2019 statement of cash flows:

	Period from April 9, 2019 (inception) To December 31, 2019
	As Previously Reported	Restatement Adjustment	As Restated
Net income	$1,147,262	$4,902,616	$6,049,878
Adjustments to reconcile net income to net cash used in operating activities	(1,857,342)	(4,902,616)	(6,759,958)
Net cash used in operating activities	(241,682)	—	(241,682)
Net cash used in investing activities	(201,250,000)	—	(201,250,000)
Net cash provided by financing activities	203,002,023	—	203,002,023

Net change in cash	$1,510,341	$—	$1,510,341

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$191,592,030	$(10,349,410)	$181,242,620
Initial fair value of warrant liability	—	(15,852,708)	(15,852,708)

September 30, 2019 balance sheet:

	As of September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Total assets	$204,094,833	$—	$204,094,833

Liabilities and Shareholders’ Equity
Total current liabilities	$1,036,867	$—	$1,036,867
Deferred underwriting commissions	7,043,750	—	7,043,750
Deferred legal fees	150,000	—	150,000
Warrant liabilities	—	10,840,587	10,840,587

Total liabilities	8,230,617	10,840,587	19,071,204
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	190,864,210	(10,840,590)	180,023,620
Shareholders’ equity:
Preference shares, $0.0001 par value	—	—	—
Class A ordinary shares, $0.0001 par value	104	109	213
Class B ordinary shares, $0.0001 par value	503	—	503
Additional paid-in capital	4,579,960	(4,411,552)	168,408
Retained earnings	419,439	4,411,446	4,830,885

Total shareholders’ equity	5,000,006	3	5,000,009

Total liabilities and shareholders’ equity	$204,094,833	$—	$204,094,833

A reconciliation of the Class A ordinary shares subject to possible redemption outstanding and Class A ordinary shares outstanding is as follows:

	As of September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Shares subject to possible redemption - shares outstanding	19,086,421	(1,084,059)	18,002,362

Ordinary shares - shares issued and outstanding	1,038,579	1,084,059	2,122,638

Three months ended September 30, 2019 statement of operations:

	Three Months Ended September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$449,938	$600,675	$1,050,613

Loss from operations	(449,938)	(600,675)	(1,050,613)
Change in fair value of warrant liability	—	5,012,121	5,012,121
Gain on investments (net), dividends and interest, held in Trust Account	885,983	—	885,983

Net income	$436,045	$4,411,446	$4,847,491

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.04	$—	$0.04

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.09)	$—	$0.79

Period from April 9, 2019 (inception) to September 30, 2019 statement of operations:

	Period from April 9, 2019 (inception) to September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
General and administrative expenses	$466,544	$600,675	$1,067,219

Loss from operations	(466,544)	(600,675)	(1,067,219)
Change in fair value of warrant liability	—	5,012,121	5,012,121
Gain on investments (net), dividends and interest, held in Trust Account	885,983	—	885,983

Net income	$419,439	$4,411,446	$4,830,885

Basic and diluted weighted average shares outstanding of Class A ordinary shares	20,125,000	—	20,125,000

Basic and diluted net income per share, Class A	$0.04	$—	$0.04

Basic and diluted weighted average shares outstanding of Class B ordinary shares	5,031,250	—	5,031,250

Basic and diluted net loss per share, Class B	$(0.09)	$—	$0.79

Period from April 9, 2019 (inception) to September 30, 2019 statement of cash flows:

	Period from April 9, 2019 (inception) To September 30, 2019 (Unaudited)
	As Previously Reported	Restatement Adjustment	As Restated
Net income	$419,439	$4,411,446	$4,830,885
Adjustments to reconcile net income to net cash used in operating activities	(885,983)	(4,411,446)	(5,297,429)
Net cash used in operating activities	(207,200)	—	(207,200)
Net cash used in investing activities	(201,250,000)	—	(201,250,000)
Net cash provided by financing activities	203,238,700	—	203,238,700

Net change in cash	$1,781,500	$—	$1,781,500

Noncash investing and financing activities:
Change in value of Class A ordinary shares subject to possible redemption	$190,864,210	$(10,840,590)	$180,023,620
Initial fair value of warrant liability	—	(15,852,708)	(15,852,708)